Accounting for Derivative Instruments and Hedging Activities Accounting for Derivative Instruments and Hedging Activities - Impact of Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain/(loss) on derivatives	$ 13	$ (7)	$ (60)
Interest Rate Contract [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain/(loss) on derivatives	$ 2	16	(22)
Commodity contracts | Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain/(loss) on derivatives		$ (2)	$ 2